KEELEY Gabelli Small Cap Dividend Fund
Schedule of Investments—June 30, 2025 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 97 .9%
Automotive — 2 .2%
105,154 Douglas Dynamics Inc. ..................................... $ 3,098,889
77,138 Standard Motor Products Inc. .......................... 2,369,679
5,468,568
Banking — 11 .4%
67,843 Atlantic Union Bankshares Corp. ..................... 2,122,129
100,905 Cadence Bank .................................................... 3,226,942
52,112 Columbia Banking System Inc. ......................... 1,218,379
91,983 First Bancorp/Southern Pines NC .................... 4,055,530
109,614 NCR Atleos Corp. † ............................................ 3,127,287
130,642 South Plains Financial Inc. ................................ 4,708,338
123,056 Timberland Bancorp Inc. ................................... 3,839,347
50,891 Wintrust Financial Corp. ................................... 6,309,466
28,607,418
Broadcasting — 1 .7%
24,622 Nexstar Media Group Inc. ................................ 4,258,375
Building and Construction — 4 .5%
29,393 Everus Construction Group Inc. † ..................... 1,867,337
53,186 KB Home ............................................................ 2,817,262
84,142 Primoris Services Corp. ..................................... 6,558,028
11,242,627
Business Services — 8 .6%
95,490 ABM Industries Inc. ........................................... 4,508,083
70,986 Cass Information Systems Inc. .......................... 3,084,342
121,670 EVERTEC Inc. .................................................... 4,386,204
233,948 Outfront Media Inc. , REIT ................................ 3,818,031
138,504 Plymouth Industrial REIT Inc. .......................... 2,224,374
96,240 STAG Industrial Inc. , REIT ............................... 3,491,587
21,512,621
Computer Software and Services — 1 .7%
236,824 Alight Inc. , Cl. A ................................................ 1,340,424
46,400 Progress Software Corp. .................................... 2,962,176
4,302,600
Consumer Products — 3 .4%
68,513 Kontoor Brands Inc. ........................................... 4,519,803
74,154 Spectrum Brands Holdings Inc. ........................ 3,930,162
8,449,965
Consumer Services — 0 .9%
70,034 National Storage Affiliates Trust , REIT ............ 2,240,388
Diversified Industrial — 6 .2%
74,329 Crane NXT Co. ................................................... 4,006,333
21,454 Enpro Inc. ........................................................... 4,109,514
22,088 Esab Corp. .......................................................... 2,662,708
97,859 Helios Technologies Inc. .................................... 3,265,555
79,588 Olin Corp. ........................................................... 1,598,923
15,643,033
Electronics — 1 .0%
33,893 Dolby Laboratories Inc. , Cl. A .......................... 2,516,894
Energy and Utilities — 12 .0%
734,902 Algonquin Power & Utilities Corp. .................. 4,210,988
173,926 Atlas Energy Solutions Inc. ............................... 2,325,391
55,623 Black Hills Corp. ................................................ 3,120,450
21,494 Chord Energy Corp. .......................................... 2,081,694
77,603 International Seaways Inc. ................................ 2,830,957
195,934 MDU Resources Group Inc. .............................. 3,266,220
64,398 Sable Offshore Corp. † ....................................... 1,415,468
Shares
Market
Value
56,306 Solaris Energy Infrastructure Inc. ..................... $ 1,592,897
53,766 Southwest Gas Holdings Inc. ............................ 3,999,653
153,554 TechnipFMC plc ................................................. 5,288,400
30,132,118
Environmental Services — 0 .5%
138,968 Select Water Solutions Inc. ................................ 1,200,684
Equipment and Supplies — 2 .5%
841,241 Ardagh Metal Packaging SA ............................. 3,600,512
61,377 Cactus Inc. , Cl. A ................................................ 2,683,402
6,283,914
Financial Services — 21 .6%
87,502 Air Lease Corp. .................................................. 5,117,992
137,821 Alerus Financial Corp. ...................................... 2,982,446
220,006 Alpine Income Property Trust Inc. , REIT ........ 3,236,288
79,664 Enact Holdings Inc. ........................................... 2,959,518
94,769 Federated Hermes Inc. ...................................... 4,200,162
134,405 Hilltop Holdings Inc. ......................................... 4,079,192
120,392 Millrose Properties Inc. , REIT ........................... 3,432,376
130,737 Pacific Premier Bancorp Inc. ............................. 2,757,243
115,096 Sila Realty Trust Inc. , REIT ............................... 2,724,322
183,787 Silvercrest Asset Management Group Inc. ,
Cl. A ................................................................. 2,914,862
45,141 SouthState Corp. ................................................ 4,154,326
87,875 Synovus Financial Corp. ................................... 4,547,531
93,756 Victory Capital Holdings Inc. , Cl. A ................. 5,969,445
111,106 Virtu Financial Inc. , Cl. A .................................. 4,976,438
54,052,141
Food and Beverage — 2 .8%
106,621 Primo Brands Corp. ........................................... 3,158,114
245,433 WK Kellogg Co. ................................................. 3,912,202
7,070,316
Health Care — 10 .7%
174,674 CareTrust REIT Inc. ........................................... 5,345,024
2,006 Chemed Corp. .................................................... 976,782
147,668 Concentra Group Holdings Parent Inc. ........... 3,037,531
193,642 Embecta Corp. .................................................... 1,876,391
408,244 Global Medical REIT Inc. .................................. 2,829,131
25,156 Mesa Laboratories Inc. ...................................... 2,370,198
146,731 Perrigo Co. plc ................................................... 3,920,652
129,414 Strawberry Fields REIT Inc. .............................. 1,364,024
33,267 The Ensign Group Inc. ...................................... 5,131,767
26,851,500
Metals and Mining — 3 .8%
56,640 Kaiser Aluminum Corp. .................................... 4,525,536
195,542 OR Royalties Inc. ............................................... 5,027,385
9,552,921
Paper and Forest Products — 0 .7%
515,429 Mercer International Inc. ................................... 1,804,001
Retail — 1 .7%
89,840 Jack in the Box Inc. ............................................. 1,568,606
139,777 Shoe Carnival Inc. .............................................. 2,615,228
4,183,834
TOTAL COMMON STOCKS ......................... 245,373,918

KEELEY Gabelli Small Cap Dividend Fund
Schedule of Investments (Continued)—June 30, 2025 (Unaudited)
2
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 2 .1%
$ 5,288,000 U.S. Treasury Bills,
4.244 % to 4.282% †† ,
08/21/25 to 09/18/25 ........................................ $ 5,239,440
TOTAL INVESTMENTS — 100.0%
(Cost $ 199,092,900 ) ......................................... $ 250,613,358
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust